SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 11, 2021	Feb. 08, 2021	Jan. 21, 2021	Feb. 28, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Number of shares of common stock, shares				2,070,000
Proceeds from issuance of common stock				$ 12,420,000		$ 10,496,221	$ 1,866,667		$ 2,568,364
Preferred stock to common stock conversion ratio						10 for 1 basis		10 for 1 basis
Conversion of preferred stock into common stock, value						$ 339,264	$ 6,088		$ 10,000
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares of common stock, shares					1,800,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Share issued price per share		$ 6.00
Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Number of shares of common stock, shares		1,800,000
Proceeds from issuance of common stock		$ 10,800,000
Subsequent Event [Member] | Board of Directors [Member]
Subsequent Event [Line Items]
Reverse stock split			a 1-for-85.71 reverse split
Subsequent Event [Member] | Ezra Beyman [Member]
Subsequent Event [Line Items]
Share issued price per share	$ 6
Conversion of preferred stock into common stock	633,333
Conversion of preferred stock into common stock, value	$ 3,800,000
Subsequent Event [Member] | Ezra Beyman [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares of common stock, shares	3,944,930
Subsequent Event [Member] | Ezra Beyman [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of preferred stock into common stock	394,493
Preferred stock to common stock conversion ratio	preferred stock to common stock conversion ratio is 1:10